Revenue, Other Income and Gains	6 Months Ended
Jun. 30, 2021
Revenue Other Income And Gains [Abstract]
Revenue, Other Income and Gains

4. REVENUE, OTHER INCOME AND GAINS

An analysis of revenue is as follows:

	Six months ended June 30,
	2020	2021
	US$’000	US$’000
	(Unaudited)	(Unaudited)
Revenue from contracts with customers
License and collaboration revenue
- Licensing of intellectual property	—	1,122
- JSC service	23,146	32,793
Total	23,146	33,915

Revenue from the licensing of intellectual property is recognized at a point in time and revenue from JSC service is recognized overtime.

The following table shows the amounts of revenue recognized in the current reporting period that were included in the contract liabilities at the beginning of the reporting period and recognized from performance obligations satisfied in previous periods:

	Six months ended June 30,
	2020	2021
	US$’000	US$’000
	(Unaudited)	(Unaudited)
Revenue recognized that was included in contract liabilities at the beginning of the reporting period:
License and collaboration revenue
- JSC service	23,146	27,408

	Six months ended June 30,
	2020	2021
	US$’000	US$’000
	(Unaudited)	(Unaudited)
Revenue recognized from performance obligation satisfied in previous periods:
License and collaboration revenue
- Licensing of intellectual property	—	1,122
- JSC service	—	4,615
	—	5,737

(i) Performance obligations

The amounts of transaction prices allocated to the remaining performance obligations (unsatisfied or partially unsatisfied) as at December 31, 2020 and June 30, 2021 are as follows:

	December 31, 2020	June 30, 2021
	US$’000	US$’000
		(Unaudited)
Amounts expected to be recognized as revenue:
Within 1 year	55,014	56,139
1 - 2 years	55,014	56,139
2 - 3 years	55,014	56,139
3 - 4 years	55,014	56,139
After 4 years	110,029	84,211
	330,085	308,767

The amounts of transaction prices allocated to the remaining performance obligations which are expected to be recognised as revenue after one year relate to JSC service, of which the performance obligations are to be satisfied over the collaboration period, which is estimated to be 9 years. The amounts disclosed above do not include variable consideration which is constrained.

	Six months ended June 30,
	2020	2021
	US$’000	US$’000
	(Unaudited)	(Unaudited)
Other income and gains
Government grants*	1,945	1,323
Finance income	1,808	227
Fair value gains on financial assets at fair value change through profit or loss	39	—
Rental income	4	8
Others**	—	832
	3,796	2,390

*

The amount represents subsidies received from local government authorities to support the Group’s business. There were no unfulfilled conditions and other contingencies attached to these government grants.

**	The amount mainly represents reimbursement of depositary fees that are related to the establishment and maintenance of the ADR program.